Schedule of investments
Delaware Ivy Core Bond Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.15%
Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	19,770	$ 19,661
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	560,404	493,514
Series 2016-SC02 1A 3.00% 10/25/46	176,167	152,973

GNMA Series 2005-23 IO 6/17/45 •	59,157	3
Total Agency Collateralized Mortgage Obligations (cost $772,620)		666,151

Agency Mortgage-Backed Securities — 28.21%
Fannie Mae 2.50% 11/1/27	165,540	154,585
Fannie Mae S.F. 15 yr
3.50% 11/1/25	29,542	28,813
3.50% 6/1/26	72,355	70,343
4.50% 4/1/25	9,271	9,141
6.00% 8/1/23	516	514
Fannie Mae S.F. 20 yr
2.00% 9/1/41	2,153,345	1,821,451
3.50% 12/1/32	433,441	413,414
4.00% 8/1/42	562,396	535,885
4.00% 9/1/42	2,669,738	2,543,885
5.00% 7/1/23	14	14
5.50% 2/1/24	877	873
Fannie Mae S.F. 30 yr
2.00% 3/1/51	8,662,939	7,098,287
2.50% 4/1/51	766,221	653,084
2.50% 11/1/51	1,760,416	1,495,085
2.50% 2/1/52	4,703,693	4,008,258
3.00% 9/1/42	697,639	629,794
3.00% 5/1/43	977,509	882,416
3.00% 1/1/46	468,788	416,839
3.00% 12/1/51	1,613,977	1,431,462
3.00% 2/1/52	1,084,933	959,505
3.50% 8/1/50	4,135,674	3,817,022
3.50% 6/1/52	13,037,031	11,882,628
4.00% 12/1/40	194,000	185,788
4.00% 4/1/41	399,171	383,797
4.00% 8/1/41	181,354	174,371
4.00% 9/1/41	212,483	204,299
4.00% 10/1/41	347,975	334,570
4.00% 1/1/44	399,078	385,945
4.00% 4/1/44	783,252	751,631
4.00% 2/1/47	179,918	171,592
4.50% 1/1/50	977,906	965,706
4.50% 10/1/52	4,683,394	4,503,229
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/53	3,543,128	$ 3,406,793
5.00% 7/1/47	5,660,892	5,701,336
5.00% 9/1/52	1,807,460	1,772,367
5.50% 8/1/52	4,840,275	4,824,954
5.50% 3/1/53	6,182,840	6,153,730
6.00% 1/1/42	566,694	588,443
6.00% 6/1/53	2,160,879	2,179,807
6.50% 12/1/31	2,127	2,208
6.50% 2/1/32	33,230	34,725
6.50% 4/1/32	4,370	4,522
6.50% 5/1/32	7,202	7,361
6.50% 7/1/32	2,391	2,472
6.50% 8/1/32	5,102	5,266
6.50% 9/1/32	12,198	12,520
6.50% 10/1/32	10,166	10,470
6.50% 8/1/33	6,428	6,571
6.50% 9/1/34	21,341	21,809
6.50% 11/1/34	2,037	2,122
6.50% 3/1/35	43,713	45,250
7.00% 9/1/31	1,745	1,748
7.00% 11/1/31	24,253	24,399
7.00% 2/1/32	16,719	17,169
7.00% 3/1/32	25,617	26,552
7.50% 5/1/31	4,337	4,325
Freddie Mac S.F. 15 yr
2.50% 4/1/28	99,920	94,708
3.50% 8/1/26	59,635	57,931
Freddie Mac S.F. 20 yr
2.50% 2/1/42	2,251,806	1,960,532
3.00% 3/1/37	1,853,842	1,713,321
3.50% 5/1/32	269,433	258,979
5.00% 5/1/29	9,639	9,636
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,093,286	2,652,024
2.50% 2/1/52	4,205,925	3,571,663
2.50% 5/1/52	673,408	571,298
3.00% 8/1/42	431,814	389,822
3.00% 1/1/43	573,784	517,969
3.00% 2/1/43	726,653	655,974
3.00% 12/1/46	239,025	213,869
3.00% 1/1/47	639,559	572,251
3.00% 7/1/50	1,156,442	1,031,477
3.00% 8/1/52	5,335,868	4,734,067
4.00% 10/1/40	100,873	96,791
4.00% 11/1/40	189,578	183,988
4.00% 2/1/41	431,813	415,184
4.00% 3/1/41	135,546	130,327
4.00% 6/1/41	163,378	157,086
4.00% 8/1/41	70,890	68,159
4.00% 11/1/41	883,702	849,659
NQ-IV018 [6/23] 8/23 (xxxxxx)    1

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 8/1/52	1,348,447	$ 1,271,346
4.00% 9/1/52	2,446,752	2,307,661
4.50% 1/1/41	140,234	138,119
4.50% 3/1/41	86,950	85,638
4.50% 4/1/41	273,580	269,556
4.50% 9/1/52	7,036,791	6,768,933
4.50% 10/1/52	1,953,720	1,878,613
5.00% 9/1/34	192	189
5.00% 7/1/52	1,346,865	1,321,071
5.50% 9/1/52	3,886,245	3,953,498
5.50% 10/1/52	695,547	692,916
5.50% 3/1/53	1,057,982	1,063,997
6.00% 12/1/52	2,038,012	2,055,863
6.50% 9/1/32	8,528	8,892
6.50% 5/1/34	49,802	52,257
6.50% 7/1/36	5,335	5,448
7.00% 12/1/37	12,318	12,203

GNMA I 6.25% 7/15/24	5,935	5,659
GNMA I S.F. 30 yr
3.00% 3/15/45	972,223	875,877
4.00% 1/15/41	166,161	161,717
4.00% 10/15/41	99,307	96,115
4.50% 6/15/40	137,416	135,737
5.00% 7/15/33	33,698	33,873
5.00% 7/15/34	21,847	21,950
5.00% 1/15/35	40,516	40,928
5.00% 12/15/35	71,083	70,449
5.00% 12/15/39	42,900	43,059
5.00% 1/15/40	209,328	210,180
5.00% 7/15/40	40,308	40,001
5.50% 10/15/42	844,539	868,998
GNMA II
3.25% 11/20/35	317,361	294,609
4.00% 8/20/31	243,092	238,465
4.00% 6/20/36	378,061	362,483
GNMA II S.F. 30 yr
3.00% 12/20/51	1,449,860	1,298,153
4.00% 12/20/40	181,869	175,468
4.00% 12/20/44	125,875	121,927
5.50% 6/20/49	1,571,573	1,585,723
Vendee Mortgage Trust
5.641% 2/15/25 •	10,714	10,589
7.792% 2/15/25	650	651
Total Agency Mortgage-Backed Securities (cost $124,455,763)		121,256,671

	Principal amount°	Value (US $)

Collateralized Debt Obligations — 2.12%
Ares LXIV CLO Series 2022-64A A1 144A 6.426% (TSFR3M + 1.44%, Floor 1.44%) 4/15/35 #, •	3,000,000	$ 2,938,719
BlueMountain CLO XXX Series 2020-30A AR 144A 6.356% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	3,246,477
CIFC Funding Series 2022-3A A 144A 6.466% (TSFR3M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	2,936,265
Total Collateralized Debt Obligations (cost $9,066,883)		9,121,461

Corporate Bonds — 38.30%
Banking — 6.44%
Bank of America
2.482% 9/21/36 μ	1,130,000	864,998
5.288% 4/25/34 μ	975,000	966,377

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,430,000	1,392,463
Barclays
5.501% 8/9/28 μ	250,000	244,006
6.224% 5/9/34 μ	520,000	518,278
7.325% 11/2/26 μ	535,000	547,200

BBVA Bancomer 144A 5.875% 9/13/34 #, μ	1,000,000	891,165
Citigroup
5.61% 9/29/26 μ	1,670,000	1,668,622
6.174% 5/25/34 μ	570,000	575,276

Citizens Bank 6.064% 10/24/25 μ	900,000	853,330
Credit Agricole 144A 5.514% 7/5/33 #	915,000	921,182
Credit Suisse 7.95% 1/9/25	255,000	260,302
Deutsche Bank
3.729% 1/14/32 μ	612,000	463,165
3.742% 1/7/33 μ	301,000	220,945
6.72% 1/18/29 μ	879,000	880,934

Fifth Third Bank 5.852% 10/27/25 μ	665,000	648,093
JPMorgan Chase & Co. 1.764% 11/19/31 μ	2,540,000	2,011,050
KeyBank 5.00% 1/26/33	930,000	805,287
Morgan Stanley
5.25% 4/21/34 μ	680,000	671,785
6.138% 10/16/26 μ	370,000	373,883
6.296% 10/18/28 μ	450,000	462,813
6.342% 10/18/33 μ	305,000	324,599

NBK SPC 144A 1.625% 9/15/27 #, μ	500,000	446,505

2    NQ-IV018 [6/23] 8/23 (xxxxxx)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

PNC Financial Services Group 5.671% 10/28/25 μ	525,000	$ 520,884
Popular 7.25% 3/13/28	325,000	325,000
SVB Financial Group 4.57% 4/29/33 μ, ‡	1,127,000	756,629
Truist Financial
4.95% 9/1/25 μ, ψ	2,330,000	2,161,075
6.123% 10/28/33 μ	445,000	451,854
8.654% 12/15/24 μ, ψ	2,165,000	2,127,199
US Bancorp
2.491% 11/3/36 μ	1,415,000	1,035,973
3.00% 7/30/29	2,700,000	2,286,621
4.653% 2/1/29 μ	101,000	96,574
4.839% 2/1/34 μ	300,000	280,365
5.727% 10/21/26 μ	311,000	310,953
5.836% 6/12/34 μ	315,000	317,424
		27,682,809
Basic Industry — 1.20%
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	1,000,000	859,816
First Quantum Minerals 144A 8.625% 6/1/31 #	1,055,000	1,082,567
Methanex 5.25% 12/15/29	1,645,000	1,504,584
Novelis 144A 4.75% 1/30/30 #	745,000	662,798
Sherwin-Williams 3.30% 5/15/50	1,450,000	1,033,129
		5,142,894
Brokerage — 0.27%
Jefferies Financial Group 6.50% 1/20/43	1,150,000	1,153,274
		1,153,274
Capital Goods — 1.49%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,143,930
Boeing 3.75% 2/1/50	2,075,000	1,559,631
Lockheed Martin 4.75% 2/15/34	510,000	509,067
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	700,000	696,212
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	927,065
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,000,000	975,000
United Rentals North America 3.875% 2/15/31	705,000	611,023
		6,421,928
Communications — 3.70%
AT&T
3.50% 9/15/53	1,645,000	1,165,687
3.55% 9/15/55	3,343,000	2,342,772

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	$ 1,513,596
Cellnex Finance 144A 3.875% 7/7/41 #	350,000	256,758
Charter Communications Operating 3.85% 4/1/61	3,175,000	1,923,042
Comcast 4.80% 5/15/33	615,000	608,833
Connect Finco 144A 6.75% 10/1/26 #	638,000	620,274
Crown Castle
1.05% 7/15/26	595,000	521,347
2.10% 4/1/31	1,890,000	1,513,884

Directv Financing 144A 5.875% 8/15/27 #	800,000	725,448
Discovery Communications 4.00% 9/15/55	2,205,000	1,467,789
Frontier Communications Holdings 144A 5.00% 5/1/28 #	800,000	691,020
IHS Holding 144A 5.625% 11/29/26 #	500,000	437,600
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	750,000	593,438
T-Mobile USA 5.05% 7/15/33	545,000	535,363
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	983,492
		15,900,343
Consumer Cyclical — 2.18%
Alsea 144A 7.75% 12/14/26 #	500,000	496,528
Amazon.com 2.50% 6/3/50	2,555,000	1,701,674
Aptiv 3.10% 12/1/51	2,375,000	1,495,282
Carnival 144A 4.00% 8/1/28 #	665,000	590,134
Ford Motor Credit
2.90% 2/10/29	1,775,000	1,470,591
6.95% 6/10/26	375,000	377,220

General Motors Financial 5.85% 4/6/30	945,000	937,647
Kia 144A 2.75% 2/14/27 #	1,000,000	916,535
VICI Properties 4.95% 2/15/30	1,485,000	1,394,393
		9,380,004
Consumer Non-Cyclical — 5.21%
Amgen
5.15% 3/2/28	300,000	299,944
5.25% 3/2/30	270,000	270,745
5.25% 3/2/33	741,000	742,299
Bunge Limited Finance
1.63% 8/17/25	1,192,000	1,097,281
2.75% 5/14/31	1,750,000	1,469,858

Central American Bottling 144A 5.25% 4/27/29 #	1,000,000	924,904

NQ-IV018 [6/23] 8/23 (xxxxxx)    3

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
2.70% 8/21/40	2,035,000	$ 1,422,055
5.25% 1/30/31	225,000	224,365
DaVita
144A 3.75% 2/15/31 #	315,000	252,254
144A 4.625% 6/1/30 #	570,000	489,965
HCA
3.50% 7/15/51	1,049,000	726,797
5.20% 6/1/28	275,000	272,956
New York and Presbyterian Hospital
2.256% 8/1/40	4,150,000	2,803,042
2.606% 8/1/60	1,600,000	936,879
NYU Langone Hospitals
3.38% 7/1/55	4,900,000	3,501,506
4.428% 7/1/42	1,775,000	1,570,472
Pfizer Investment Enterprises
4.75% 5/19/33	555,000	553,125
5.11% 5/19/43	385,000	386,121
5.30% 5/19/53	320,000	332,949

Royalty Pharma 3.35% 9/2/51	3,531,000	2,277,687
Tenet Healthcare 4.25% 6/1/29	2,015,000	1,822,341
		22,377,545
Electric — 4.27%
AEP Texas 5.40% 6/1/33	185,000	184,166
Alfa Desarrollo 144A 4.55% 9/27/51 #	995,070	731,083
Appalachian Power 4.50% 8/1/32	1,450,000	1,360,005
Berkshire Hathaway Energy 2.85% 5/15/51	1,820,000	1,178,914
Duke Energy Carolinas 4.95% 1/15/33	415,000	412,137
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,209,019
Entergy Texas 3.45% 12/1/27	3,600,000	3,302,720
Exelon 4.05% 4/15/30	2,500,000	2,339,045
JSW Hydro Energy 144A 4.125% 5/18/31 #	630,000	532,099
Oglethorpe Power 4.50% 4/1/47	1,725,000	1,428,214
Pacific Gas and Electric 3.30% 8/1/40	2,900,000	1,957,649
PG&E 5.25% 7/1/30	1,000,000	897,213
Vistra 144A 7.00% 12/15/26 #, μ, ψ	535,000	467,389
Vistra Operations 144A 5.125% 5/13/25 #	1,375,000	1,341,994
		18,341,647
Energy — 5.09%
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,575,000	1,436,597
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners 144A 5.95% 6/30/33 #	400,000	$ 401,664
Diamondback Energy 4.25% 3/15/52	534,000	410,189
El Paso Natural Gas 8.375% 6/15/32	2,000,000	2,295,829
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	930,680
Energy Transfer
6.25% 4/15/49	1,470,000	1,437,290
6.85% 2/15/40	1,265,000	1,285,389
Enterprise Products Operating
3.30% 2/15/53	3,270,000	2,337,572
5.35% 1/31/33	110,000	111,907
8.274% 6/1/67 μ	2,875,000	2,707,398

Geopark 144A 5.50% 1/17/27 #	1,000,000	812,636
Guara Norte 144A 5.198% 6/15/34 #	884,260	775,297
NuStar Logistics 6.375% 10/1/30	1,530,000	1,461,443
Occidental Petroleum 6.125% 1/1/31	516,000	524,470
Targa Resources Partners 5.00% 1/15/28	1,355,000	1,294,361
Tennessee Gas Pipeline 8.375% 6/15/32	3,200,000	3,658,524
		21,881,246
Finance Companies — 2.05%
AerCap Ireland Capital DAC
3.00% 10/29/28	2,415,000	2,090,028
3.40% 10/29/33	200,000	160,848
Air Lease
2.875% 1/15/32	1,430,000	1,149,308
4.625% 10/1/28	1,805,000	1,697,885
5.85% 12/15/27	295,000	294,885
Aviation Capital Group
144A 3.50% 11/1/27 #	1,330,000	1,175,800
144A 6.25% 4/15/28 #	155,000	154,787

Gaci First Investment 4.875% 2/14/35	486,000	466,560
Huarong Finance 2017 4.25% 11/7/27	750,000	625,290
MAF Global Securities 7.875% 6/30/27 μ, ψ	1,000,000	1,014,986
		8,830,377
Government Agency — 0.43%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	948,086
Saudi Arabian Oil 144A 4.25% 4/16/39 #	1,000,000	883,890
		1,831,976

4    NQ-IV018 [6/23] 8/23 (xxxxxx)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.21%
Bidvest Group UK 144A 3.625% 9/23/26 #	1,000,000	$ 893,875
		893,875
Insurance — 2.68%
American International Group 5.125% 3/27/33	850,000	830,710
Aon 2.90% 8/23/51	2,155,000	1,409,874
Athene Holding
3.45% 5/15/52	1,040,000	633,693
3.95% 5/25/51	460,000	308,790

Brighthouse Financial 3.85% 12/22/51	1,793,000	1,136,730
Security Benefit Global Funding 144A 1.25% 5/17/24 #	4,105,000	3,892,902
UnitedHealth Group
4.20% 5/15/32	653,000	623,662
4.50% 4/15/33	1,740,000	1,695,731
5.05% 4/15/53	1,004,000	998,685
		11,530,777
Natural Gas — 0.42%
Atmos Energy 2.85% 2/15/52	405,000	274,043
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,000,000	837,027
Southern California Gas
5.20% 6/1/33	480,000	473,908
5.75% 6/1/53	210,000	212,492
		1,797,470
Real Estate Investment Trusts — 0.26%
American Homes 4 Rent 3.625% 4/15/32	1,310,000	1,133,355
		1,133,355
Technology — 1.60%
Apple
4.30% 5/10/33	325,000	323,417
4.85% 5/10/53	360,000	369,206

Broadcom 144A 3.469% 4/15/34 #	2,380,000	1,953,185
CDW 3.276% 12/1/28	1,640,000	1,425,659
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,435,444
NCR
144A 5.00% 10/1/28 #	135,000	120,634
144A 5.125% 4/15/29 #	190,000	168,376
Oracle
3.60% 4/1/50	561,000	401,194
4.65% 5/6/30	170,000	164,359
5.55% 2/6/53	545,000	528,141
		6,889,615
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.80%
American Airlines 144A 5.50% 4/20/26 #	163,010	$ 161,639
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #, ♦	868,836	791,766
ERAC USA Finance 144A 5.40% 5/1/53 #	160,000	159,862
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	901,066	796,771
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,532,274
		3,442,312
Total Corporate Bonds (cost $171,955,759)		164,631,447

Municipal Bonds — 1.03%
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,910,000	1,580,525
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,470,000	2,835,165
Total Municipal Bonds (cost $4,537,839)		4,415,690

Non-Agency Asset-Backed Securities — 4.22%
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,175,496
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,788,755
Home Partners of America Trust
Series 2021-1 A 144A 1.698% 9/17/41 #	3,895,385	3,294,933
Series 2021-3 B 144A 2.649% 1/17/41 #	4,760,421	4,081,991

Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	2,799,155
Total Non-Agency Asset-Backed Securities (cost $21,305,270)		18,140,330

Non-Agency Collateralized Mortgage Obligations — 3.87%
Agate Bay Mortgage Trust Series 2013-1 B4 144A 3.556% 7/25/43 #, •	1,482,562	1,085,259
Bear Stearns Mortgage Securities 8.00% 11/25/29	15,813	7,019

NQ-IV018 [6/23] 8/23 (xxxxxx)    5

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass Through Trust 5.25% 5/25/34 ♦	15,539	$ 14,045
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 3.064% 12/25/30 •	628,670	124,792
CSMC Trust
Series 2013-7 B4 144A 3.542% 8/25/43 #, •	1,284,494	1,043,278
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,700,736	1,497,250

Eagle RE Series 2020-1 M1B 144A 6.60% (LIBOR01M + 1.45%) 1/25/30 #, •	324,749	324,378
JP Morgan Mortgage Trust
Series 2004-A3 4A2 5.633% 7/25/34 •	2,856	2,760
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	6,061,225	5,305,640
Series 2021-4 A5 144A 2.50% 8/25/51 #, •	6,000,000	4,049,243

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	427	408
PMT Credit Risk Transfer Trust Series 21-1R A 144A 8.078% (LIBOR01M + 2.90%, Floor 2.90%) 2/27/24 #, •	3,242,625	3,166,880
Prudential Home Mortgage Securities Series 1994-A 5B 144A 6.73% 4/28/24 #, •	12	11
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,256	101
Series 1998-2 C 6.75% 5/2/30 •	1,478	37
Total Non-Agency Collateralized Mortgage Obligations (cost $20,699,769)		16,621,101

Non-Agency Commercial Mortgage-Backed Securities — 9.50%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.325% 8/15/46 #, •	4,130,000	3,239,338
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	2,000,000	1,624,870
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,340,881
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	5,000,000	$ 3,985,476
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	3,971,419

Citigroup Commercial Mortgage Trust Series 2018-TBR A 144A 6.148% (LIBOR01M + 0.83%, Floor 0.83%) 12/15/36 #, •	10,000,000	9,844,184
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.439% 11/5/34 #, •	1,000,000	377,874
Series 2020-GC47 A5 2.377% 5/12/53	3,128,000	2,543,110

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,377,310
KKR Industrial Portfolio Trust Series 2021-KDIP B 144A 6.061% (TSFR01M + 0.80%, Floor 0.80%) 12/15/37 #, •	2,250,000	2,189,222
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,697,169
UBS Commercial Mortgage Trust
Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,589,371
Series 2017-C7 AS 4.061% 12/15/50 •	2,300,000	2,080,242
Total Non-Agency Commercial Mortgage-Backed Securities (cost $44,977,876)		40,860,466

Sovereign Bonds — 1.15%Δ
Azerbaijan — 0.06%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	300,000	257,288
		257,288
Colombia — 0.10%
Colombia Government International Bond 3.25% 4/22/32	550,000	408,270
		408,270
Dominican Republic — 0.16%
Dominican Republic International Bonds 144A 4.875% 9/23/32 #	789,000	673,525
		673,525

6    NQ-IV018 [6/23] 8/23 (xxxxxx)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.11%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	550,000	$ 483,299
		483,299
Mexico — 0.14%
Mexico Government International Bonds 3.50% 2/12/34	700,000	588,049
		588,049
Oman — 0.16%
Oman Government International Bond 144A 6.75% 1/17/48 #	710,000	683,916
		683,916
Paraguay — 0.06%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	300,000	257,032
		257,032
Peru — 0.15%
Peruvian Government International Bonds 2.844% 6/20/30	740,000	649,439
		649,439
Qatar — 0.15%
Qatar Government International Bonds 144A 4.00% 3/14/29 #	673,000	659,054
		659,054
Uzbekistan — 0.06%
Republic of Uzbekistan International Bonds 144A 5.375% 2/20/29 #	300,000	275,205
		275,205
Total Sovereign Bonds (cost $4,931,738)		4,935,077

US Treasury Obligations — 8.22%
US Treasury Bonds
3.625% 2/15/53	445,000	427,200
3.625% 5/15/53	1,200,000	1,153,500
3.875% 2/15/43	3,740,000	3,647,669
3.875% 5/15/43	7,090,000	6,919,397
US Treasury Notes
3.375% 5/15/33	335,000	323,118
3.625% 5/31/30	5,170,000	5,098,509
4.00% 6/30/28	11,270,000	11,209,248
4.125% 6/15/26	5,790,000	5,732,100
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.625% 6/30/25	820,000	$ 816,300
Total US Treasury Obligations (cost $35,505,597)		35,327,041
	Number of shares
Preferred Stock — 0.83%
Brookfield Infrastructure Partners 5.00% ω	192,000	3,590,400
Total Preferred Stock (cost $4,800,000)		3,590,400

Short-Term Investments — 2.02%
Money Market Mutual Funds — 2.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	2,169,778	2,169,778
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	2,169,777	2,169,777
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	2,169,778	2,169,778
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	2,169,778	2,169,778
Total Short-Term Investments (cost $8,679,111)		8,679,111

Total Value of Securities—99.62% (cost $451,688,225)		428,244,946
Receivables and Other Assets Net of Liabilities—0.38%		1,631,613
Net Assets Applicable to 46,832,476 Shares Outstanding—100.00%		$429,876,559
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-IV018 [6/23] 8/23 (xxxxxx)    7

Schedule of investments
Delaware Ivy Core Bond Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $106,368,182, which represents 24.74% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.
ω	Perpetual security with no stated maturity date.
8    NQ-IV018 [6/23] 8/23 (xxxxxx)

(Unaudited)
The following futures contracts were outstanding at June 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
551	US Treasury 5 yr Notes	$59,008,656	$60,104,131	9/29/23	$—	$(1,095,475)	$—
162	US Treasury 10 yr Notes	18,187,032	18,531,690	9/20/23	—	(344,658)	22,782
(75)	US Treasury 10 yr Ultra Notes	(8,882,813)	(8,989,850)	9/20/23	107,037	—	(22,265)
Total Futures Contracts			$69,645,971		$107,037	$(1,440,133)	$517
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ-IV018 [6/23] 8/23 (xxxxxx)    9